LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Long-term Debt
Long-term Debt
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	Total $
Balance - October 31, 2022	1,250,000	303,110	327,010	167,091	561,611	-	2,608,822
Interest accretion	-	96,985	83,752	43,006	187,782	-	411,525
Debt payments	(900,000)	(25,000)	(25,000)	(12,500)	(669,330	-	(1,631,830)
Balance - October 31, 2023	350,000	375,095	385,762	197,596	80,063	-	1,388,517
Interest accretion	-	18,355	15,418	3,811	4,769	-	42,353
Debt payments	(350,000)	(4,167)	(4,167)	(125,000)	(84,832	-	(568,166)
Balance - December 31, 2023	-	389,283	397,013	76,407	-	-	862,703
Additions to debt	-	-	-	-	-	1,285,000	1,285,000
Interest accretion	-	34,752	40,480	11,890	-	85,112	172,334
Debt payments	-	(383,333)	(395,055)	(88,298)	-	(223,911)	(1,090,677)
Balance - December 31, 2024	-	40,702	42,538	-	-	1,146,121	1,229,360
Current portion	-	40,702	42,538	-	-	144,440	227,679
Non-current portion	-	-	-	-	-	1,001,681	1,001,681